Income tax expense - Movement in deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
At beginning of the financial year	$ 1,644	$ 6,855	$ 6,720
Tax credited/(charged) to profit for the financial year	3,669	(4,801)	(254)
Currency effects	8	(410)	389
At end of the financial year	$ 5,321	1,644	$ 6,855
Period of time within which deferred tax assets will be recoverable	5 years
Unutilised tax losses carried forward for which no deferred tax asset recognised		7,100
Tax effect of unutilised tax losses carried forward for which no deferred tax asset recognised		$ 1,600